VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—91.8%
Advertising—0.8%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 185	$ 198
144A 7.500%, 6/1/29(1)	350	374
		572

Aerospace & Defense—2.2%
TransDigm, Inc.
6.375%, 6/15/26	650	668
5.500%, 11/15/27	185	191
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	389	424
144A 6.250%, 9/15/24(1)	245	246
		1,529

Airlines—1.6%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	285	351
144A 5.750%, 4/20/29(1)	160	171
Delta Air Lines, Inc. 7.375%, 1/15/26	500	589
		1,111

Auto Components—3.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	380	395
Clarios Global LP 144A 8.500%, 5/15/27(1)	635	673
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	340	370
144A 5.250%, 7/15/31(1)	345	374
Tenneco, Inc.
5.000%, 7/15/26	335	322
144A 7.875%, 1/15/29(1)	150	162
		2,296

Auto Manufacturers—2.3%
Ford Motor Co.
9.000%, 4/22/25	725	887
9.625%, 4/22/30	475	695
		1,582

Building Materials—2.5%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	430	461
Griffon Corp. 5.750%, 3/1/28	320	333
Koppers, Inc. 144A 6.000%, 2/15/25(1)	360	366
Summit Materials LLC 144A 5.250%, 1/15/29(1)	535	560
		1,720

	Par Value	Value

Chemicals—1.0%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	$ 345	$ 344
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	325	333
		677

Commercial Services—3.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	345	340
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	485	511
Deluxe Corp. 144A 8.000%, 6/1/29(1)	480	502
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	330	330
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	330	341
United Rentals North America, Inc. 5.250%, 1/15/30	315	341
		2,365

Computers—0.8%
NCR Corp. 144A 5.125%, 4/15/29(1)	505	523
Containers & Packaging—2.0%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	350	366
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	460	486
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	525	555
		1,407

Cosmetics & Personal Care—0.3%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	220	234
Diversified Financial Services—4.1%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	495	505
144A 5.750%, 11/15/31(1)	170	169
Navient Corp.
6.750%, 6/15/26	395	436
4.875%, 3/15/28	340	339
OneMain Finance Corp.
6.625%, 1/15/28	790	885
5.375%, 11/15/29	180	196
PennyMac Financial Services, Inc. 144A 4.250%, 2/15/29(1)	320	308
		2,838

	Par Value	Value

Electronic Equipment, Instruments & Components—0.7%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	$ 445	$ 488
Electronics—0.5%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	330	337
Entertainment—6.2%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	785	869
144A 4.625%, 10/15/29(1)	340	340
Cedar Fair LP 5.375%, 4/15/27	480	492
International Game Technology plc 144A 6.250%, 1/15/27(1)	400	448
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	470	478
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	480	493
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	600	632
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	505	514
		4,266

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	505	509
Equity Real Estate Investment Trusts (REITs)—1.7%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	490	516
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	340	348
Service Properties Trust
4.350%, 10/1/24	150	147
4.500%, 3/15/25	200	195
		1,206

Food & Beverage—4.1%
Kraft Heinz Foods Co.
5.000%, 7/15/35	145	177
6.500%, 2/9/40	455	647
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	345	342
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	345	343
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	355
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Food & Beverage—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	$ 505	$ 484
US Foods, Inc. 144A 4.750%, 2/15/29(1)	460	468
		2,816

Food Service—0.5%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	325	336
Healthcare-Products—0.5%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)	340	345
Healthcare-Services—2.6%
Encompass Health Corp. 4.750%, 2/1/30	210	217
HCA, Inc. 5.625%, 9/1/28	310	362
Select Medical Corp. 144A 6.250%, 8/15/26(1)	325	344
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	805	850
		1,773

Home Builders—1.2%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	360	376
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	400	447
		823

Home Furnishings—0.3%
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	175	175
Internet—1.1%
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	265	282
144A 7.500%, 9/15/27(1)	445	485
		767

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	490	513
Iron & Steel—2.1%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	495	515
144A 6.750%, 3/15/26(1)	400	424
	Par Value	Value

Iron & Steel—continued
United States Steel Corp. 6.875%, 3/1/29	$ 465	$ 500
		1,439

Leisure Time—3.6%
Carnival Corp.
144A 10.500%, 2/1/26(1)	440	502
144A 5.750%, 3/1/27(1)	180	180
144A 6.000%, 5/1/29(1)	510	507
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	505	503
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	589	660
144A 5.500%, 4/1/28(1)	160	162
		2,514

Lodging—1.2%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	214	229
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	165	169
MGM Resorts International 4.750%, 10/15/28	245	252
Station Casinos LLC 144A 4.625%, 12/1/31(1)	175	177
		827

Machinery-Construction & Mining—0.5%
Terex Corp. 144A 5.000%, 5/15/29(1)	325	334
Media—7.1%
CCO Holdings LLC
4.500%, 5/1/32	265	273
144A 5.375%, 6/1/29(1)	500	539
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	510	547
144A 5.750%, 1/15/30(1)	115	114
Directv Financing LLC 144A 5.875%, 8/15/27(1)	500	512
DISH DBS Corp. 7.375%, 7/1/28	630	638
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	170	175
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	530	527
iHeartCommunications, Inc. 8.375%, 5/1/27	325	343
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	260	274
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	405	412
TEGNA, Inc. 5.000%, 9/15/29	335	342
	Par Value	Value

Media—continued
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	$ 235	$ 234
		4,930

Metal Fabricate/Hardware—0.3%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	240	233
Mining—0.9%
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	365	365
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	208	226
		591

Oil, Gas & Consumable Fuels—10.4%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	324	360
144A 5.375%, 3/1/30(1)	175	187
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	690	697
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	320	325
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	405	430
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	475	515
144A 5.875%, 1/15/30(1)	325	333
EQT Corp. 7.500%, 2/1/30	330	424
Occidental Petroleum Corp.
5.550%, 3/15/26	650	724
8.875%, 7/15/30	150	202
6.625%, 9/1/30	380	470
PBF Holding Co. LLC 6.000%, 2/15/28	175	112
PDC Energy, Inc. 5.750%, 5/15/26	400	413
SM Energy Co. 6.500%, 7/15/28	360	373
Southwestern Energy Co. 5.375%, 3/15/30	325	348
Sunoco LP
5.875%, 3/15/28	205	217
144A 4.500%, 4/30/30(1)	170	174
USA Compression Partners LP 6.875%, 9/1/27	495	523
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	337
		7,164

Paper & Forest Products—0.5%
Mercer International, Inc. 5.125%, 2/1/29	330	337
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—4.0%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	$ 410	$ 410
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	500	525
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	515	510
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	345	357
Organon & Co. 144A 5.125%, 4/30/31(1)	505	528
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	395	411
		2,741

Pipelines—3.8%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	325	343
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	495	514
DCP Midstream Operating LP 5.125%, 5/15/29	290	328
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	220	246
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	505	521
NuStar Logistics LP 6.375%, 10/1/30	305	338
Targa Resources Partners LP 6.500%, 7/15/27	315	338
		2,628

Real Estate—0.7%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	470	484
Retail—2.2%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	170	173
144A 5.000%, 2/15/32(1)	170	177
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	295	334
	Par Value	Value

Retail—continued
Carvana Co. 144A 4.875%, 9/1/29(1)	$ 340	$ 324
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	170	170
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	345	339
		1,517

Semiconductors—0.6%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	245	259
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	165	167
		426

Software—2.2%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	515	522
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	505	528
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	445	465
		1,515

Telecommunications—5.6%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	320	339
CommScope, Inc. 144A 8.250%, 3/1/27(1)	495	509
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	300	309
144A 6.000%, 1/15/30(1)	175	176
Hughes Satellite Systems Corp. 6.625%, 8/1/26	465	521
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	515	521
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	215	208
144A 5.375%, 6/15/29(1)	665	665
Sprint Corp. 7.625%, 3/1/26	530	636
		3,884

	Par Value	Value

Transportation—1.0%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$ 300	$ 336
144A 5.500%, 5/1/28(1)	340	347
		683

Total Corporate Bonds and Notes (Identified Cost $60,767)		63,455

	Shares
Preferred Stock—2.7%
Entertainment—2.7%
LiveStyle, Inc. Series B(2)(3)(4)(5)(6)	18,941	1,894
Total Preferred Stock (Identified Cost $1,857)		1,894

Common Stocks—1.5%
Banks—1.4%
CCF Holdings LLC(4)(5)	1,570,753	785
CCF Holdings LLC Class M(4)(5)	293,320	147
		932

Consumer Finance—0.1%
Erickson, Inc.(4)(5)	2,675	69
Entertainment—0.0%
LiveStyle, Inc.(2)(3)(4)(5)(6)	67,983	—(7)
Total Common Stocks (Identified Cost $4,945)		1,001

Warrants—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	485,227	136
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Media—0.0%
Affinion Group Holdings(4)(5)(6)	3,898	$ —
Total Warrants (Identified Cost $770)		136

Total Long-Term Investments—96.2% (Identified Cost $68,339)		66,486

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	2,001,840	2,002
Total Short-Term Investment (Identified Cost $2,002)		2,002

TOTAL INVESTMENTS—99.1% (Identified Cost $70,341)		$68,488
Other assets and liabilities, net—0.9%		640
NET ASSETS—100.0%		$69,128
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $44,687 or 64.6% of net assets.
(2)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 2.74% of net assets.
(3)	Affiliated investment.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	91%
Canada	2
Panama	2
Bermuda	1
Liberia	1
United Kingdom	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$63,455	$—	$63,455	$—
Equity Securities:
Common Stocks	1,001	—	—	1,001
Preferred Stock	1,894	—	—	1,894
Warrants	136	—	—	136(1)
Money Market Mutual Fund	2,002	2,002	—	—
Total Investments	$68,488	$2,002	$63,455	$3,031

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS AllianzGI High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2021:	$ 3,539	$ 1,417	$ 1,894	$ 228(a)
Change in unrealized appreciation (depreciation)(b)	(508)	(416)	—	(92)
Balance as of December 31, 2021	$ 3,031	$ 1,001	$ 1,894	$ 136(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2021, was $508.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:
Investments in Securities – Assets	Ending Balance at December 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$1,894	Market and Company Comparables	EV Multiples	5.03x (0.29x - 21.73x)
			Illiquidity Discount	30%

Common Stocks:
CCF Holdings LLC	$785	Market and Company Comparables	EV Multiples	1.26x (0.57x - 2.03x) 0.65x (0.33x - 0.95x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$147	Market and Company Comparables	EV Multiples	1.26x (0.57x - 2.03x) 0.65x (0.33x - 0.95x)
			Illiquidity Discount	20%

Erickson, Inc.	$69	Market and Company Comparables	EV Multiples	1.29x (0.83x - 2.43x) 10.91x (9.18x - 14.51x) 1.00x (0.57x - 1.49x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	5.03x (0.29x - 21.73x)
			Illiquidity Discount	30%

Warrants:
CCF Holdings LLC	$136	Market and Company Comparables	EV Multiples	1.26x (0.57x - 2.03x) 0.65x (0.33x - 0.95x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI HIGH YIELD BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.